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                         [THE RESERVE FUNDS LETTERHEAD]



VIA EDGAR

October 2, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

        RE: RESERVE PRIVATE EQUITY SERIES

            SECURITIES ACT FILE NO. 33-63300, INVESTMENT COMPANY ACT FILE NO. 811-7734 ("REGISTRANT")

Dear Sirs:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify on behalf of Reserve Tax-Exempt Trust ("Registrant"), a registered management investment company (the "Trust"), that the form of the Prospectus and Statement of Additional Information for the Trust and its investment series that would have been filed under Rule 497(c) does not substantively differ from that contained in the Trust's Post-Effective Amendment No. 21 under the Securities Act of 1933 and Amendment No. 23 under the Investment Company Act of 1940 to its Registration Statement on Form N-1A, which was filed electronically with the Commission on September 21, 2001.

                                          Very truly yours,


                                          By: /s/ MaryKathleen F. Gaza
                                          Name:    MaryKathleen F. Gaza
                                          Title:   General Counsel